Group information (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Summary of Information About Subsidiaries of the Group
The consolidated financial statements of the Company include:

Name	Principal activities	Country of incorporation	% Equity interest December 31, 2022	% Equity interest December 31, 2021
Mereo BioPharma 1 Limited	Pharmaceutical R&D	UK	100	100
Mereo BioPharma 2 Limited	Pharmaceutical R&D	UK	100	100
Mereo BioPharma 3 Limited	Pharmaceutical R&D	UK	100	100
Mereo BioPharma 4 Limited	Pharmaceutical R&D	UK	100	100
Mereo BioPharma Ireland Limited	Pharmaceutical R&D	Ireland	100	100
Mereo BioPharma 5, Inc.	Pharmaceutical R&D	US	100	100
Navi Subsidiary, Inc.	Pharmaceutical R&D	US	100	100
Mereo US Holdings, Inc.	Holding Company	US	100	100
Mereo BioPharma Group plc Employee Benefit Trust	Employee share scheme	Jersey	—	—